U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:   DLB Fund Group
                                   One Memorial Drive
                                   Cambridge, MA 02142


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                [  ]

                DLB Fixed Income Fund
                DLB High Yield Fund
                DLB Value Fund
                DLB Core Growth Fund
                DLB Enhanced Index Core Equity Fund (formerly known as DLB Disciplined Growth Fund)
                DLB Technology Fund
                DLB Enterprise III Fund
                DLB Small Company Opportunities Fund
                DLB Stewart Ivory International Fund
                DLB Stewart Ivory Emerging Markets Fund

 3.  Investment Company Act File Number:  811-08690

     Securities Act File Number:  33-82366

 4(a).  Last day of fiscal year for which this Form is filed: October 31, 2000

 4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.     Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                                           $388,607,811

   (ii)   Aggregate price of securities redeemed
          or repurchased during the fiscal year:  $207,588,876

  (iii)   Aggregate price of securities redeemed
          or repurchased during any PRIOR fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to
          the Commission:                                          $0

   (iv)   Total available redemption credits
          [add items 5(ii) and 5(iii)]:                            $207,588,876

    (v)   Net sales -- if item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)                     $181,018,935
          from Item 5(i)]:

   (vi)   Redemption credits available for use
          in future years -- if Item 5(i) is                       $0
          less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration
          fee (See Instruction C.9):                               x.000250

 (viii)   Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee
          is due):                                                 = $45,255
                                                                   ------------
                                                                   ------------

     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

     7.   Interest due -- if this Form is being filed more than 90 days after
          the end of the issuer's fiscal year (see Instruction D):         + $0

     8.   Total of the amount of the registration fee due plus any interest due
          [Item 5(viii) plus Item 7]:                                 = $45,255

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 1/25/01

          Method of Delivery:
          CIK# 0000927972

                        [ X ]  Wire Transfer
                        [   ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ DeAnne Dupont
                                 -----------------------------------
                                 DeAnne Dupont, Treasurer

Date: January 26, 2001
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*Please print the name and title of the signing officer below the signature.